Mineral Property, Plant and Equipment - Schedule of Exploration and Evaluation Assets (Details) - CAD ($)				12 Months Ended
		Dec. 31, 2018		Dec. 31, 2019		Dec. 31, 2018
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance				$ 113,915,000		$ 113,895,000
Impact of IFRS 16 adoption		$ 235,000		1,154,000
Cost, Additions				490,000		20,000
Cost, Ending balance		113,915,000		115,069,000		113,915,000
Accumulated depreciation, Beginning balance				(968,000)		(734,000)
Accumulated depreciation, Depreciation	[1],[2]			(647,000)		(234,000)
Accumulated depreciation, Ending balance		(968,000)		(1,615,000)		(968,000)
Foreign currency translation difference				24,923,000		31,888,000
Net carrying value - Ending balance		144,835,000		138,867,000		144,835,000
Mineral Property Interest [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance				112,541,000	[3]	112,541,000	[4]
Impact of IFRS 16 adoption	[3]
Cost, Additions					[3]		[4]
Cost, Ending balance	[3]	112,541,000		112,541,000		112,541,000
Accumulated depreciation, Beginning balance					[3]		[4]
Accumulated depreciation, Depreciation	[2]				[3]		[1],[4]
Accumulated depreciation, Ending balance	[3]
Foreign currency translation difference				24,766,000	[3]	31,641,000	[4]
Net carrying value - Ending balance		144,182,000	[4]	137,307,000	[3]	144,182,000	[4]
Plant and Equipment [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance				1,374,000	[3]	1,354,000
Impact of IFRS 16 adoption	[3]			1,154,000
Cost, Additions				490,000	[3]	20,000
Cost, Ending balance	[3]	1,374,000		2,528,000		1,374,000
Accumulated depreciation, Beginning balance				(968,000)	[3]	(734,000)
Accumulated depreciation, Depreciation	[2]			(647,000)	[3]	(234,000)	[1]
Accumulated depreciation, Ending balance	[3]	(968,000)		(1,615,000)		(968,000)
Foreign currency translation difference				157,000	[3]	247,000
Net carrying value - Ending balance		653,000		1,560,000	[3]	653,000
Land and Buildings [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance				1,132,000
Cost, Additions				459,000
Cost, Ending balance		1,132,000		1,591,000		1,132,000
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation	[2]			(411,000)
Accumulated depreciation, Ending balance
Foreign currency translation difference				(63,000)
Net carrying value - Ending balance				1,117,000
Equipment [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance				22,000
Cost, Additions				31,000
Cost, Ending balance		22,000		53,000		22,000
Accumulated depreciation, Depreciation	[2]			(9,000)
Foreign currency translation difference				(1,000)
Net carrying value - Ending balance				43,000
Mineral Assets [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance				1,154,000
Cost, Additions				490,000
Cost, Ending balance		$ 1,154,000		1,644,000		$ 1,154,000
Accumulated depreciation, Depreciation	[2]			(420,000)
Foreign currency translation difference				(64,000)
Net carrying value - Ending balance				$ 1,160,000

[1]	Depreciation is included in exploration and evaluation expenses.
[2]	ROU Asset depreciation of $224 is included in general and administrative expenses. The remainder is included in exploration and evaluation expenses.
[3]	Includes ROU Assets, which relate to the use of office space, hangers, yard storage, an office copier and one vehicle. The following reconciles ROU Assets for the year ended December 31, 2019
[4]	Comprises the Pebble Project, a contiguous block of 2,402 mineral claims covering approximately 417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.